FAIR VALUE MEASUREMENTS - Level 3 financial instruments that are measured at fair value on a recurring basis (Details) - Level 3 - Warrants - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Warrant liabilities at beginning of period	$ 143,000	$ 3,289,000
Change in fair value of warrant liabilities		$ (3,146,000)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Warrant liabilities at end of period	$ 143,000	$ 143,000